Employee benefits - Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2023	Mar. 31, 2022
Japanese Defined Benefit Plans [Member]
Disclosure of significant weighted average actuarial assumptions used to determine the present value of defined benefit obligations explanatory [Line Items]
Actuarial assumption of discount rates	1.10%	0.70%
Foreign Defined Benefit Plan [Member]
Disclosure of significant weighted average actuarial assumptions used to determine the present value of defined benefit obligations explanatory [Line Items]
Actuarial assumption of discount rates	4.30%	2.50%